Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Absract]
Schedule of Share Capital	Composition of share capital as of June 30, 2023, June 30, 2022, and December 31, 2022:
	June 30, 2023		December 31, 2022		June 30, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary Shares of no par value each	75,000,000	282,782	75,000,000	261,494	25,714,286	135,644
Composition of share capital:
	December 31, 2022		December 31, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares	75,000,000	6,798,840	25,714,285	3,091,740

Schedule of Issued and Outstanding Share Capital	Issued and outstanding share capital:
Number of ordinary shares
Balance at January 1, 2023	261,494

Issuance of share capital – in respect of investment in affiliate (Note 6e)	13,858

Shares issued to consultants (Note 6e)	7,134

Issuance of share capital – in respect of shelf prospectus (Note 6e)	296

Balance at June 30, 2023	282,782

Issued and outstanding share capital:
Number of ordinary shares
Balance at January 1, 2022	3,091,740

Issuance of share capital – June 2022 Financing Round (Note 18h)	335,000

Exercise of pre-funded warrants (Note 18g)	100,000

Exercise of pre-funded warrants (Note 18h)	3,211,100

Share issued to a consultant (Note 18f)	61,000

Balance at December 31, 2022	6,798,840

Schedule of Warrants Fair Value was Calculated Using the Black-Scholes Option Pricing Model	The June 2022 Warrants’ fair value was calculated using the Black–Scholes option pricing model, which takes into account the parameters as disclosed below for each period valuated, in which a valuation was performed at (i) the issuance date, and (ii) each reporting date with the following assumptions:
	December 31, 2022	June 1, 2022
Dividend yield (%)	0	0
Expected volatility (%)	72	72
Risk-free interest rate (%)	3.97	2.74
Underlying share price ($)	0.756	2,87
Exercise price ($)	2.63	2.63
Warrants fair value ($)	2,396	10,209